SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
During the first quarter of 2022, the Company settled in cash an aggregate principal amount of $18,093 of 2017 Notes in response to formal requests that were received during the fourth quarter of 2021.
During January 2022, the Company received formal requests to exchange 2017 Notes in an aggregated principal amount of $2,015. The Company is required to settle all these requests in cash, during the second quarter of 2022. See Note 15 for further information regarding the 2017 Notes.
On February 25, 2021, NICE Ltd. received an Order of Final Assessment for the 2014 tax year, in the sum of $16,000, from the Israeli Tax Authorities. A pre-court hearing as to the amount claimed to be owed was conducted on January 25, 2022. The Company has provided an amount it believes is sufficient for what it believes will be the final settlement amount within its provision for income taxes and our tax estimates.
On February 28, 2022, NICE Ltd received. an Order of Final Assessment for the 2015 tax year, in the sum of $14,675, from the Israeli Tax Authorities. The Company has provided an amount it believes is sufficient for what it believes will be the final settlement amount within its provision for income taxes and our tax estimates.